Average Annual Total Returns - Brighthouse/Wellington Core Equity Opportunities Portfolio	Apr. 30, 2021
Russell 1000 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	20.96%
5 Years	15.59%
10 Years	14.01%
Class A
Average Annual Return:
1 Year	11.27%
5 Years	13.22%
10 Years	11.80%
Class B
Average Annual Return:
1 Year	10.97%
5 Years	12.94%
10 Years	11.53%
Class E
Average Annual Return:
1 Year	11.08%
5 Years	13.05%
10 Years	11.64%